SHAREHOLDERS' EQUITY - Summary of the Company's RSU activity and related information (Details) - Restricted Stock Units (RSUs) [Member]	12 Months Ended
Dec. 31, 2020 $ / shares shares
Stockholders' Equity Note [Line Items]
Number of shares, RSUs outstanding at beginning of year	977,169
Number of shares, Granted	506,375
Number of shares, Vested	(399,198)
Number of shares, Forfeited	(11,875)
Number of shares, RSUs outstanding at end of year	1,072,471
Weighted average grant date fair value, RSUs Outstanding at beginning of year	11.00
Weighted average grant date fair value, Granted | $ / shares	$ 31.53
Weighted average grant date fair value, Vested | $ / shares	10.32
Weighted average grant date fair value, Forfeited | $ / shares	$ 16.98
Weighted average grant date fair value, RSUs outstanding at end of year	20.88